Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Fee and commission income from:
Loans	¥ 128,583	¥ 132,523	¥ 123,472
Credit card business	333,109	304,787	304,238
Guarantees	66,199	64,422	67,846
Securities-related business	169,719	169,251	149,837
Deposits	16,302	14,763	14,045
Remittances and transfers	139,122	138,907	141,617
Safe deposits	4,025	4,160	4,349
Trust fees	5,940	4,885	4,680
Investment trusts	183,164	163,522	150,349
Agency	8,854	8,442	9,612
Others	193,208	168,720	177,087
Total fee and commission income	1,248,225	1,174,382	1,147,132
Fee and commission expense from:
Remittances and transfers	32,604	39,417	40,601
Others	177,158	162,306	163,221
Total fee and commission expense	209,762	201,723	203,822
Net fee and commission income	¥ 1,038,463	¥ 972,659	¥ 943,310